Deconsolidation of Osisko Development and discontinued operations - Disclosure of detailed information about mining plant and equipment movements by category of assets (Details) - Osisko Development Corp. [Member]
$ in Thousands
12 Months Ended
Dec. 31, 2022 CAD ($)
Disclosure of analysis of single amount of discontinued operations [line items]
Acquisition of Tintic	$ 182,229
Additions	50,968
Depreciation	(11,874)
Disposals and others	(4,907)
Mining plant and equipment [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Net book value - January 1	83,712
Acquisition of Tintic	13,054
Additions	14,214
Depreciation	(9,489)
Transfers	0
Disposals and others	(4,632)
Currency translation adjustments	3,384
Deconsolidation of Osisko Development	(100,243)
Net book value - December 31	0
Mining plant and equipment [Member] | Land and buildings [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Net book value - January 1	16,473
Acquisition of Tintic	6,940
Additions	1,418
Depreciation	(1,399)
Transfers	(133)
Disposals and others	(964)
Currency translation adjustments	550
Deconsolidation of Osisko Development	(22,885)
Net book value - December 31	0
Mining plant and equipment [Member] | Machinery and equipment [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Net book value - January 1	42,990
Acquisition of Tintic	4,420
Additions	9,574
Depreciation	(8,090)
Transfers	5,526
Disposals and others	(3,668)
Currency translation adjustments	2,060
Deconsolidation of Osisko Development	(52,812)
Net book value - December 31	0
Mining plant and equipment [Member] | Construction-in-progress [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Net book value - January 1	24,249
Acquisition of Tintic	1,694
Additions	3,222
Depreciation	0
Transfers	(5,393)
Disposals and others	0
Currency translation adjustments	774
Deconsolidation of Osisko Development	(24,546)
Net book value - December 31	$ 0